RELATED PARTY TRANSACTIONS 04/30/17 (Details Narrative) - USD ($)	3 Months Ended				12 Months Ended
	Jul. 31, 2017	Jul. 30, 2017	Jul. 31, 2016	Jul. 30, 2016	Apr. 30, 2017	Apr. 30, 2016
Interest Payable Settled	$ 463,296		$ 354,752		$ 1,578,631	$ 1,161,339
Management And Consulting Fees	34,731		113,653		319,443	245,755
Professional fees	95,615		99,236		(92,083)	338,644
Accounts payable and accrued liabilities	844,656				1,168,606	1,023,137
Company Controlled By Director [Member]
Interest Payable Settled						$ 952,098
Shares Issued, Shares						5,216,116
Shares Issued, Fair Value						$ 963,718
RJG Capital Corporation [Member]
Management And Consulting Fees	24,000		24,026		96,000	96,002
Wayne Moorhouse, Director [Member]
Management And Consulting Fees	902		770		2,911	3,093
Malaspina Consultants Inc. [Member]
Professional fees	8,076		$ 10,087		23,759	23,557
John Theobald, Director [Member]
Mineral Property Expenditures		$ 29,048			54,124
Directors Or Officers Or Companies Controlled By Them [Member]
Accounts payable and accrued liabilities	$ 198,844				$ 197,954	$ 189,501